Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate of derivative instruments assets
Interest rate of derivative instruments liabilities
Loss on interest rate derivative instruments			$ 21
Derivative financial instruments - current portion [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate of derivative instruments assets
Interest rate of derivative instruments liabilities
Derivative financial instruments - net of current portion [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate of derivative instruments assets
Interest rate of derivative instruments liabilities
Loss on derivative instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loss on interest rate derivative instruments			$ 21